Net Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Basic and Diluted Loss Per Share [Abstract]
(Loss) income from continuing operations attributable to the Company					$ (25,385,426)	$ 4,284,819	$ 33,473,969
Preferred shares redemption value accretion		$ (11,096,312)	$ (21,702,737)	$ (1,098,804,125)	(495,088,038)	(340,080,000)	(51,409,749)
Loss from continuing operations attributable to ordinary shareholders					$ (520,473,464)	$ (335,795,181)	$ (17,935,780)
Weighted-average shares outstanding - basic (in Shares)	431,390,035	138,878,054	286,155,488	138,346,243	138,828,900	137,965,591	134,489,965
Weighted-average shares outstanding - diluted (in Shares)	431,390,035	138,878,054	286,155,488	138,346,243	138,828,900	137,965,591	134,489,965
Basic earnings per share (in Dollars per share)					$ (3.75)	$ (2.43)	$ (0.13)
Diluted earnings per share (in Dollars per share)					$ (3.75)	$ (2.43)	$ (0.13)